Significant Accounting Policies (Details) - Schedule of fair value of each option granted - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) - Schedule of fair value of each option granted [Line Items]
Contractual life	6 years	6 years	6 years
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Significant Accounting Policies (Details) - Schedule of fair value of each option granted [Line Items]
Expected exercise factor (in Dollars per share)	$ 2	$ 2	$ 2
Expected volatility (weighted average)	35.50%	36.30%	31.00%
Risk-free interest rate	3.00%	0.50%	0.40%
Maximum [Member]
Significant Accounting Policies (Details) - Schedule of fair value of each option granted [Line Items]
Expected exercise factor (in Dollars per share)	$ 2.8	$ 2.8	$ 2.8
Expected volatility (weighted average)	36.40%	36.90%	35.20%
Risk-free interest rate	4.30%	1.30%	1.80%